Retirement Benefits - Additional Information (Detail) (INR)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%
Defined contribution plan, employer contribution recognized as an expense	327,100,000	258,600,000	229,700,000
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%
Defined contribution plan, employer contribution recognized as an expense	1,165,400,000	928,800,000	810,800,000
Provident Fund Administered by Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employees annual contribution as a percentage of eligible annual salary	8.33%
Defined contribution plan, amount used to determine contribution to Pension Scheme administered by Regional Provident Fund Commissioner	6,500
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days
Defined benefit plan, vesting period	5 years
Defined benefit plan, expected contribution to the plan for the next fiscal year	410,100,000
Defined benefit plan, accumulated benefit obligation	937,700,000	685,100,000
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	429,300,000	502,500,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	62,830,000
Defined benefit plan, accumulated benefit obligation	385,600,000	393,700,000
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary	10.00%
Lock-in-period after which contribution made for employees stand frozen and will be converted into an annuity on separation	2 years
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	222,900,000	227,900,000